UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           OKUMUS Capital, L.L.C.
Address:        575 Lexington Avenue, 7th Floor
                New York, NY 10022

13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus
Title:  Managing Member and Chief Investment Officer
Phone:  212-350-1575

Signature, Place, and Date of Signing:

    Ahmet H. Okumus       New York, New York    August 13, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

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

                                                    FORM 13F INFORMATION TABLE

                             TITLE                     VALUE      SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         (X$1,000)    PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------

ADC Teelcommunications       COM      000886101      7,706        938,000     SH       SOLE                 938,000    0      0
Broadbase Software           COM       1130R100      4,070      2,071,600     SH       SOLE               2,071,600    0      0
JD Edwards & Co.             COM      281667105     47,320      4,884,500     SH       SOLE               4,884,500    0      0
Kana Communications          COM      483600102      1,063        640,000     SH       SOLE                 640,000    0      0
Macromedia Inc.              COM      556100105        899         65,700     SH       SOLE                  65,700    0      0
Net Perceptions Inc.         COM      64107U101        952      1,091,400     SH       SOLE               1,091,400    0      0
Openwave Systems Inc.        COM      683718100     39,011      1,966,300     SH       SOLE               1,966,300    0      0
Paradyne Networks Inc.       COM      69911G107      1,669      1,008,000     SH       SOLE               1,008,000    0      0
Siebel Sys Inc.              COM      826170102     31,760      1,171,500     SH       SOLE               1,171,500    0      0
Sykes Enterprises Inc.       COM      871237103      2,002        376,850     SH       SOLE                 376,850    0      0
3 Com Corp.                  COM      885535104      1,379        241,200     SH       SOLE                 236,200    0      0
Viant Corp.                  COM       9255N107     17,199      6,955,877     SH       SOLE               6,955,877    0      0
                            TOTAL                  155,030




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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $155,030,000

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC